Note 7 - Options (Details 1) - CAD	3 Months Ended		6 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock based compensation expense components	CAD 821,943	CAD 40,749	CAD 1,644,868	CAD 700,859
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock based compensation expense components	800,913	15,629	1,602,025	651,404
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock based compensation expense components	CAD 21,030	CAD 25,120	CAD 42,843	CAD 49,455